UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   605 Third Avenue
           --------------------------------------------------
           New York, NY  10158
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-476-9222
           --------------------------------------------------

Signature, Place, and Date of Signing:


        /s/ Oscar S. Schafer               New York, NY            10/20/03
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    24
                                                -------------

Form 13F Information Table Value Total:              $228,619
                                                -------------
                                                (in thousands)


List of Other Included Managers:
1.
2.
3.
4.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name


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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------    -------- ---------------- ---------- -------- ----------------
                                                 VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE

ADVANCED MED OPT INC.    COMMON      00763M108   10,472     583,100          SOLE       X       X
------------------------------------------------------------------------------------------------------------
AVIALL INC NEW           COMMON      05366B102    5,254     424,400          SOLE       X       X
------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO    COMMON      075887109    9,966     275,900          SOLE       X       X
------------------------------------------------------------------------------------------------------------
CANADIAN NATURAL
  RESOURCES              COMMON      136385101   14,019     340,600          SOLE       X       X
------------------------------------------------------------------------------------------------------------
COMPUTER ASSOCIATES
  INTL INC.              COMMON      204912109   17,499     670,200          SOLE       X       X
------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET CORP    COMMON      26483E100    3,323      80,000          SOLE       X       X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COMMON      338488109   14,208     421,470          SOLE       X       X
------------------------------------------------------------------------------------------------------------
GEN PROBE INC            COMMON      36866T103   18,448     340,550          SOLE       X       X
------------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICALS
  INC NEW                COMMON      448924100   15,260     889,300          SOLE       X       X
------------------------------------------------------------------------------------------------------------
INFORMATION
HOLDINGS INC.            COMMON      456727106    3,944     196,900          SOLE       X       X
------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA CORP.   COMMON      45840J107    3,424     216,700          SOLE       X       X
------------------------------------------------------------------------------------------------------------
MEDIS TECHNOLOGIES LTD   COMMON      58500P107      825      79,700          SOLE       X       X
------------------------------------------------------------------------------------------------------------
NOVEN PHARMACEUTICALS
  INC.                   COMMON      670009109    9,970     867,700          SOLE       X       X
------------------------------------------------------------------------------------------------------------
PATINA OIL & GAS CORP    COMMON      703224105    4,287     118,300          SOLE       X       X
------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL
  RESOURCES INC          COMMON      717125108    4,983      73,037          SOLE       X       X
------------------------------------------------------------------------------------------------------------
PRECISION DRILLING CORP  COMMON      74022D100    9,415     250,000          SOLE       X       X
------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP (NEW) COMMON      74955W307   18,968     469,400          SOLE       X       X
------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS
  GROUP                  COMMON      82481R106   23,470   1,062,000          SOLE       X       X
------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD   COMMON      902124106   18,285     895,000          SOLE       X       X
------------------------------------------------------------------------------------------------------------
UNILEVER PLC             COMMON      904767704    7,077     204,300          SOLE       X       X
------------------------------------------------------------------------------------------------------------
UNILEVER N V.            COMMON      904784709    3,551      60,000          SOLE       X       X
------------------------------------------------------------------------------------------------------------
VIASYS HEALTH CARE INC   COMMON      92553Q209    3,703     183,296          SOLE       X       X
------------------------------------------------------------------------------------------------------------
YELLOW CORP              COMMON      985509108    4,784     160,418          SOLE       X       X
------------------------------------------------------------------------------------------------------------
TARO PHARMACEUTICAL      COMMON      M8737E108    3,485      62,100          SOLE       X       X
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
         24 TOTAL DATA RECORDS                              228,619

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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